Condensed Consolidated Statements of Operations and Comprehensive Income (Loss) (Unaudited) (Parentheticals) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Credit loss expense – related party			$ 12	$ 5,484	$ 5,965	$ 0
Related Party
Related party	$ 2,069	$ 391	5,383	4,628	6,779	5,848
Selling, general and administrative expense - related party	69	31	69	31
Credit loss expense – related party	0	5,230	12	5,484	5,965	0
Research and development expense related party	31	145	57	145	1,248	0
Interest expense - related party	$ (189)	$ (241)	$ (615)	$ (624)	$ 87	$ 0